Income Taxes Disclosure: Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Details
Deferred tax assets, net operating losses	$ 57,400	$ 44,900
Total deferred tax assets	57,400	44,900
(Less) valuation allowance	$ (57,400)	$ (44,900)